Income Tax (Reconciliation of Income Tax) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of income tax [abstract]
Profit before income tax	¥ 6,808,121	¥ 7,852,898	¥ 7,778,295
Expected PRC income tax at the statutory tax rate of 25%	1,702,032	1,963,225	1,944,574
Tax effect of share of profit of investments accounted for using the equity method	(218,024)	(307,547)	(225,813)
Tax effect of other non-taxable income	(17,270)	(8,733)	(16,610)
Tax effect of non-deductible loss, expenses and costs	20,123	7,268	23,578
True up for final settlement of enterprise income taxes in respect of previous years	12,678	(15,121)	32,457
Tax losses for which no deferred income tax asset was recognized	10,017	60,832	25,219
Utilization of previously unrecognized tax losses	(37,653)	(1,185)	(58)
Temporary differences for which no deferred income tax asset was recognized in current year	0	0	13,511
Utilisation of previously unrecognized temporary differences	0	0	(36)
Income tax expense	¥ 1,471,903	¥ 1,698,739	¥ 1,796,822
PRC income tax rate	25.00%	25.00%	25.00%